BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Background and Basis of Presentation [Abstract]
BACKGROUND AND BASIS OF PRESENTATION
BACKGROUND AND BASIS OF PRESENTATION
Background
Ferrari is among the world’s leading luxury brands. The activities of Ferrari N.V. (herein referred to as “Ferrari” or the “Company” and together with its subsidiaries the “Group”) and its subsidiaries are focused on the design, engineering, production and sale of luxury performance sports cars. The cars are designed, engineered and produced in Maranello and Modena, Italy and sold in more than 60 markets worldwide through a network of 164 authorized dealers operating 185 points of sale. The Ferrari brand is licensed to a selected number of producers and retailers of luxury and lifestyle goods, with Ferrari branded merchandise also sold through a network of 18 Ferrari-owned stores and 30 franchised stores (including 8 Ferrari Store Junior), as well as on the Group’s website. To facilitate the sale of new and used cars, the Group provides various forms of financing, through cooperation and other agreements, to both clients and dealers. Ferrari also participates in the Formula 1 World Championship through Scuderia Ferrari. The activities of Scuderia Ferrari are the core element of Ferrari marketing and promotional activities and an important source of innovation supporting the technological advancement of Ferrari sports and street cars.

Fiat S.p.A. (merged with and into Fiat Chrysler Automobiles N.V. in October 2014, Fiat S.p.A. and Fiat Chrysler Automobiles are defined as “FCA” as the context requires and together with their subsidiaries the “FCA Group”) acquired 50 percent of Ferrari S.p.A. in 1969, and over time expanded its shareholding to 90 percent ownership, while the remaining 10 percent non-controlling interest was owned by Piero Ferrari.

On October 29, 2014, Fiat Chrysler Automobiles N.V. (“FCA”) announced its intention to separate Ferrari S.p.A. from FCA. The separation was completed on January 3, 2016 and occurred through a series of transactions (together defined as the “Separation”) including (i) an intra-group restructuring which resulted in the Company’s acquisition of the assets and business of Ferrari North Europe Limited and the transfer by FCA of its 90 percent shareholding in Ferrari S.p.A. to the Company, (ii) the transfer of Piero Ferrari’s 10 percent shareholding in Ferrari S.p.A. to the Company, (iii) the initial public offering of common shares of the Company on the New York Stock Exchange, and (iv) the distribution, following the initial public offering, of FCA’s remaining interest in the Company to FCA’s shareholders. Following the Separation, Ferrari operates as an independent, publicly traded company.

The transactions described above in (i) and (ii) (referred to collectively as the “Restructuring”) were completed in October 2015. The Restructuring comprised: (i) a capital reorganization of the group under the Company, which has been accounted for in the consolidated financial statements as though it had occurred effective January 1, 2015 using FCA’s basis of accounting, and (ii) the issuance of the FCA Note, which has been reflected in the consolidated financial statements only from the date on which it occurred.

The remaining steps of the Separation, which were completed between January 1 and January 3, 2016 through two consecutive demergers followed by a merger under Dutch law, have been reflected in these consolidated financial statements only from the date on which the related transactions occurred and had no impact on the Company’s results of operations or financial position. As part of the Separation a new entity, FE New N.V., was created. Pursuant to the demergers the shares in the Company held by FCA were ultimately transferred to FE New N.V., with FE New N.V. issuing shares in its capital to the shareholders of FCA. In connection with the demergers, the mandatory convertible security holders of FCA also received shares in FE New N.V. On completion of the Separation the Company was merged with and into FE New N.V. and FE New N.V. was renamed Ferrari N.V.

Following the Separation, the cash pooling and financial liabilities with the FCA Group were settled and the relevant agreements were terminated. The derivative contracts that were previously held by FCA were novated to Ferrari S.p.A.

On January 4, 2016 the Company also completed the listing of its common shares on the Mercato Telematico Azionario, the stock exchange managed by Borsa Italiana, under the ticker symbol RACE.

At December 31, 2017, the fully paid up share capital of the Company amounted to €2,504 thousand, comprising common shares and special voting shares all with nominal value of €0.01 per share. At December 31, 2017, the Company had 188,953,874 common shares and 56,493,519 special voting shares issued and outstanding.

References to the Company in these consolidated financial statements refer to Ferrari N.V. (formerly named FE New N.V.) following the Separation and to Ferrari N.V.’s predecessor (formerly named New Business Netherlands N.V.), prior to the completion of the Separation.

Basis of preparation
Authorization of consolidated financial statements and compliance with International Financial Reporting Standards
These consolidated financial statements of Ferrari N.V. were authorized for issuance on February 23, 2018.
The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). The designation IFRS also includes International Accounting Standards (“IAS”) as well as all the interpretations of the International Financial Reporting Interpretations Committee (“IFRIC” and “SIC”).
The consolidated financial statements are prepared under the historical cost method, modified as required for the measurement of certain financial instruments, as well as on a going concern basis.
The Group’s presentation currency is the Euro, which is also the functional currency of the Company, and unless otherwise stated information is presented in thousands of Euro.
Transactions with FCA
The Group generates a portion of its net revenues from sale of goods to other FCA Group companies. In particular, net revenues generated from FCA Group companies amounted to €324,033 thousand, €248,685 thousand and €194,506 thousand for the years ended December 31, 2017, 2016 and 2015, respectively. See Note 29 for further details.
The Group enters into commercial transactions with the FCA Group in the ordinary course of business. Receivables and payables are settled in the ordinary course of business and are recorded as assets and liabilities on the consolidated statement of financial position.
Historically the Group received various services, including human resources, payroll, financial reporting and tax, customs, accounting and treasury, institutional and industrial relations, procurement of insurance coverage, internal audit, IT and systems, risk, corporate security, executive compensation, legal and corporate affairs from the FCA Group. Following the Separation, the Group has been gradually internalizing these services. The costs for the recharge of services received, including costs for termination packages, totaled €8,548 thousand, €15,021 thousand and €11,559 thousand for the years ended December 31, 2017, 2016 and 2015, respectively. These costs were recharged by the FCA Group based on the actual costs incurred for the services provided to the Group and are reflected as expenses according to their nature in the consolidated financial statements.
Prior to the Separation the Group participated in a group-wide cash management system at FCA Group, where the operating cash management, main funding operations and liquidity investment of the Group were centrally coordinated by dedicated treasury companies. The Group accessed funds deposited in these accounts on a daily basis, had the contractual right to withdraw these funds on demand and terminate these cash management arrangements depending on FCA’s ability to pay at the relevant time. The deposits with FCA Group relating to the cash management system were recorded in the consolidated statement of financial position as “Deposits in FCA Group cash management pools” and the finance income earned on such deposits was recorded as net financial income/expenses in the consolidated income statement. Prior to the Separation, certain entities of the Group also entered into credit lines with FCA Group entities. These financial liabilities were provided primarily to finance the activities of the Group’s financial services portfolio in North America and were recorded as “Debt” in the consolidated statement of financial position. The finance expense associated with such financial liabilities was recorded in “Cost of sales” in the consolidated income statement. The deposits with FCA Group relating to the cash management and the credit lines with FCA Group entities were settled and terminated following the Separation. Management believes that the assumptions underlying the consolidated financial statements for the periods prior to the Separation, including the recharges of expenses from FCA, are reasonable. Nevertheless, for the periods prior to the Separation, the consolidated financial statements may not include all of the actual expenses that would have been incurred by the Group and may not reflect the consolidated results of operations, financial position and cash flows had Ferrari been a stand-alone company during those periods. Actual costs that would have been incurred if Ferrari had been a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas.